UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-Q

________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22431

RiverPark Funds Trust

(Exact name of registrant as specified in charter)

________

156 West 56th Street, 17th Floor

New York, NY 10019

(Address of Principal Executive Office) (Zip Code)

Morty Schaja

156 West 56th Street, 17th Floor

New York, NY 10019

(Name and Address of Agent for Service)

With copies to:

Thomas R. Westle

Blank Rome LLP

405 Lexington Avenue

New York, New York 10174

(212) 484-2100

(Registrant's Telephone Number, including Area Code)

Date of fiscal year end: September 30, 2018

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

RiverPark Large Growth Fund June 30, 2018 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 96.8%**
Consumer Discretionary – 24.0%
adidas ADR	10,873	$1,185
Amazon.com *	1,194	2,030
Booking Holdings *	738	1,496
CarMax *	23,233	1,693
Dollar Tree *	21,082	1,792
Dollarama ^	27,978	1,084
NIKE, Cl B	12,950	1,032
Ulta Beauty *	5,327	1,244
Walt Disney	7,356	771
		12,327
Energy – 6.6%
Cabot Oil & Gas, Cl A	31,961	761
EOG Resources	11,802	1,468
Schlumberger	17,228	1,155
		3,384
Financials – 14.9%
BlackRock, Cl A	1,617	807
Charles Schwab	35,181	1,798
CME Group, Cl A	10,031	1,644
TD Ameritrade Holding	20,764	1,137
The Blackstone Group LP (a)	71,590	2,303
		7,689
Health Care – 11.6%
Align Technology *	2,851	975
Exact Sciences *	8,965	536
Illumina *	3,304	923
Intuitive Surgical *	2,769	1,325
IQVIA Holdings *	6,289	628
UnitedHealth Group	6,545	1,606
		5,993
Industrials – 2.4%
Northrop Grumman	3,958	1,218
Information Technology – 27.9%
Adobe Systems *	6,169	1,504
Alliance Data Systems	4,137	965
Alphabet, Cl A *	1,144	1,292
Alphabet, Cl C *	1,152	1,285
Apple	6,843	1,267
eBay *	27,955	1,014
Facebook, Cl A *	11,272	2,190
Mastercard, Cl A	9,293	1,826
salesforce.com *	10,001	1,364
Visa, Cl A	12,641	1,674
		14,381
Real Estate – 9.4%
American Tower REIT, Cl A	11,568	1,668
CBRE Group, Cl A *	25,696	1,227
Equinix REIT	4,558	1,959
		4,854
Total Common Stock
(Cost $28,604) (000)		49,846

Total Investments — 96.8%
(Cost $28,604) (000)		$49,846

As of June 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $51,494 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^	Traded in Canadian Dollar
(a)	Security considered Master Limited Partnership. At June 30, 2018, these securities amounted to $2,303 (000) or 4.5% of Net Assets.

ADR — American Depositary Receipt
Cl — Class
LP — Limited Partnership
REIT — Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1600

RiverPark/Wedgewood Fund June 30, 2018 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 100.0%**
Consumer Discretionary – 17.1%
Booking Holdings *	9,650	$19,562
Ross Stores	184,500	15,636
Tractor Supply	265,600	20,316
		55,514
Consumer Staples – 4.9%
Kraft Heinz	250,500	15,736
Energy – 10.1%
Core Laboratories	115,000	14,514
Schlumberger	270,500	18,132
		32,646
Financials – 12.7%
Berkshire Hathaway, Cl B *	149,200	27,848
Charles Schwab	261,400	13,358
		41,206
Health Care – 10.7%
Celgene *	179,000	14,216
Edwards Lifesciences *	141,500	20,598
		34,814
Industrials – 3.8%
Fastenal	255,500	12,297
Information Technology – 40.7%
Alphabet, Cl A *	15,800	17,841
Apple	151,655	28,073
Cognizant Technology Solutions, Cl A	123,600	9,763
Facebook, Cl A *	119,375	23,197
PayPal Holdings *	166,500	13,864
QUALCOMM	313,000	17,566
Visa, Cl A	163,500	21,656
		131,960
Total Common Stock
(Cost $207,625) (000)		324,173

Total Investments — 100.0%
(Cost $207,625) (000)		$324,173

As of June 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $324,120 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1600

RiverPark Short Term High Yield Fund June 30, 2018 (Unaudited)

Description	Face Amount (000)	Value (000)
Schedule of Investments
Corporate Obligations — 71.2%
Consumer Discretionary – 23.2%
CCO Holdings
5.250%, 03/15/21	$12,600	$12,694
Expedia Group
7.456%, 08/15/18	2,924	2,938
FBM Finance
8.250%, 08/15/21 (a)	41,691	43,619
GameStop
5.500%, 10/01/19 (a)	15,044	15,138
Lee Enterprises
9.500%, 03/15/22 (a)	12,833	13,459
Lennar
4.125%, 12/01/18	13,571	13,612
Mattel
2.350%, 05/06/19	14,714	14,715
McClatchy
9.000%, 12/15/22	4,902	5,139
Mediacom Broadband
5.500%, 04/15/21	20,389	20,669
MGM Resorts International
8.625%, 02/01/19	22,827	23,512
Michaels Stores
5.875%, 12/15/20 (a)	18,531	18,695
TEGNA
5.125%, 10/15/19	5,123	5,129
TI Group Automotive Systems
8.750%, 07/15/23 (a)	15,965	16,695
Time Warner Cable
6.750%, 07/01/18	1,000	1,000
William Carter
5.250%, 08/15/21	6,334	6,425
		213,439
Consumer Staples – 0.3%
Edgewell Personal Care
4.700%, 05/19/21	2,950	2,957
Energy – 3.6%
SM Energy
6.500%, 11/15/21	32,593	33,363
Health Care – 9.2%
Kindred Healthcare
8.750%, 01/15/23	7,012	7,472
6.375%, 04/15/22	23,900	24,736
Valeant Pharmaceuticals International
7.250%, 07/15/22 (a)	6,195	6,345
6.750%, 08/15/21 (a)	1,489	1,506
5.375%, 03/15/20 (a)	43,884	44,474
		84,533
Industrials – 12.8%
Briggs & Stratton
6.875%, 12/15/20	726	775
Clean Harbors
5.250%, 08/01/20	18,781	18,875
HC2 Holdings
11.000%, 12/01/19 (a)	16,253	16,578
Icahn Enterprises
6.000%, 08/01/20	22,028	22,317
Nielsen Finance
4.500%, 10/01/20	28,136	28,171
Northrop Grumman
5.500%, 10/01/23	2,039	2,137
5.250%, 10/01/21	15,180	15,609
Songa Bulk
6.833%, VAR ICE LIBOR USD 3 Month+4.500%, 06/13/22 (a)	13,200	13,769
		118,231
Information Technology – 4.5%
ACI Worldwide
6.375%, 08/15/20 (a)	11,129	11,171
Anixter
5.625%, 05/01/19	5,528	5,645
Dell International
5.875%, 06/15/21 (a)	3,475	3,531
Infor US
5.750%, 08/15/20 (a)	16,457	16,683
NCR
4.625%, 02/15/21	4,681	4,658
		41,688
Materials – 6.0%
A Schulman
6.875%, 06/01/23	17,374	18,360
Greif
7.750%, 08/01/19	9,969	10,368
INVISTA Finance
4.250%, 10/15/19 (a)	5,641	5,662
Largo Resources
9.250%, 06/01/21 (a)	6,174	6,205
Lundin Mining
7.875%, 11/01/22 (a)	1,390	1,462
Reynolds Group Issuer
5.750%, 10/15/20	13,328	13,395
		55,452
Real Estate – 4.1%
Crescent Communities
8.875%, 10/15/21 (a)	1,632	1,730
GLP Capital
4.375%, 11/01/18	21,439	21,563
Realogy Group
5.250%, 12/01/21 (a)	14,130	14,077
		37,370
Telecommunication Services – 7.5%
Level 3 Financing
6.125%, 01/15/21	20,541	20,695
Qwest Capital Funding
6.500%, 11/15/18	20,285	20,558

RiverPark Short Term High Yield Fund June 30, 2018 (Unaudited)

Description	Face Amount (000)/ Shares	Value (000)
Sprint Communications
9.000%, 11/15/18 (a)	$27,235	$27,814
		69,067
Total Corporate Obligations
(Cost $657,589) (000)		656,100

Commercial Paper (b) — 12.8%
AT&T
2.407%, 07/20/18	18,351	18,326
2.406%, 07/24/18	13,845	13,822
Boston Scientific
2.404%, 07/11/18	20,897	20,881
Constellation Brands
2.456%, 07/23/18	10,859	10,841
Marriott International
2.257%, 07/09/18	24,438	24,423
Thomson Reuters
2.458%, 07/09/18	30,000	29,982

Total Commercial Paper
(Cost $118,287) (000)		118,275

Convertible Bonds — 7.8%
B2Gold
3.250%, 10/01/18	6,575	6,604
Layne Christensen
4.250%, 11/15/18	6,821	6,880
Macquarie Infrastructure
2.875%, 07/15/19	8,824	8,780
NRG Yield
3.500%, 02/01/19 (a)	16,383	16,341
Web.com Group
1.000%, 08/15/18	19,166	19,164
Yandex
1.125%, 12/15/18	14,367	14,265

Total Convertible Bonds
(Cost $71,866) (000)		72,034

Preferred Stock — 2.5%
Bank of America
6.625%	649,290	16,226
Colony Capital
8.500%‡	170,246	4,302
STAG Industrial
6.625%‡	114,210	2,860

Total Preferred Stock
(Cost $23,614) (000)		23,388

Bank Loan Obligations — 5.1%
Dell International
3.600%, VAR LIBOR USD 1 Month+1.500%, 12/31/18	19,541	19,487

Description	Face Amount (000)	Value (000)
Eastman Kodak
8.347%, VAR LIBOR USD 1 Month+6.250%, 09/03/19	$14,685	$13,602
Internap
7.800%, VAR LIBOR USD 1 Month+5.750%, 04/06/22	4,890	4,914
Lee Enterprises
8.344%, VAR LIBOR USD 1 Month+6.250%, 03/31/19	1,100	1,099
Reddy Ice
7.875%, VAR LIBOR USD 1 Month+5.500%, 04/01/19	7,687	7,633

Total Bank Loan Obligations
(Cost $47,835) (000)		46,735

Total Investments — 99.4%
(Cost $919,191) (000)		$916,532

The following is a list of the inputs used as of June 30, 2018 in valuing the Fund’s investments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$656,100	$—	$656,100
Commercial Paper	—	118,275	—	118,275
Convertible Bonds	—	72,034	—	72,034
Preferred Stock	23,388	—	—	23,388
Bank Loan Obligations	—	46,735	—	46,735
Total Investments in Securities	$23,388	$893,144	$—	$916,532

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $922,271 (000).
‡	Real Estate Investment Trust
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
USD — United States Dollar
VAR — Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1600

RiverPark Long/Short Opportunity Fund June 30, 2018 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 94.9%**
Consumer Discretionary – 24.1%
adidas ADR	24,102	$2,627
Amazon.com *	2,240	3,807
Booking Holdings * (b)	1,501	3,043
CarMax * (a) (b)	33,592	2,448
Dollar Tree *	40,492	3,442
Dollarama ^	63,555	2,464
Las Vegas Sands	25,404	1,940
NIKE, Cl B	25,063	1,997
Ulta Beauty *	10,328	2,411
		24,179
Energy – 6.2%
EOG Resources	23,009	2,863
Schlumberger	31,699	2,125
Southwestern Energy *	240,745	1,276
		6,264
Financials – 15.8%
BlackRock, Cl A	2,919	1,457
Charles Schwab	71,494	3,653
CME Group, Cl A	18,357	3,009
TD Ameritrade Holding	55,174	3,022
The Blackstone Group LP (b) (c)	144,645	4,653
		15,794
Health Care – 11.8%
Align Technology *	5,159	1,765
Exact Sciences *	17,392	1,040
Illumina *	8,656	2,417
Intuitive Surgical * (b)	5,199	2,488
IQVIA Holdings *	11,489	1,147
Pacira Pharmaceuticals * (a)	29,071	932
UnitedHealth Group (a)	8,312	2,039
		11,828
Industrials – 2.2%
Northrop Grumman	7,320	2,252
Information Technology – 25.4%
Adobe Systems *	10,659	2,599
Alliance Data Systems	11,242	2,621
Alphabet, Cl A * (b)	2,173	2,454
Alphabet, Cl C * (b)	2,189	2,442
Apple (b)	12,638	2,339
eBay *	57,903	2,100
Facebook, Cl A *	20,333	3,951
Mastercard, Cl A (b)	17,739	3,486
salesforce.com * (a)	10,769	1,469
Visa, Cl A (a) (b)	15,363	2,035
		25,496
Real Estate – 9.4%
American Tower REIT, Cl A (a) (b)	13,898	2,003
CBRE Group, Cl A *	51,461	2,457
Equinix REIT (b)	11,486	4,938
		9,398
Total Common Stock
(Cost $60,923) (000)		95,211

Total Investments — 94.9%
(Cost $60,923) (000)		$95,211

Schedule of Securities Sold Short, Not Yet Purchased
Common Stock — (52.8)%
Consumer Discretionary – (15.7)%
Best Buy	(9,909)	$(739)
Carnival	(8,537)	(489)
Columbia Sportswear	(12,475)	(1,141)
Discovery, Cl A*	(30,096)	(827)
Gap	(30,372)	(984)
Garmin	(14,697)	(897)
Harley-Davidson	(18,007)	(758)
Interpublic Group	(43,943)	(1,030)
Kohl's	(14,952)	(1,090)
Macy's	(29,731)	(1,113)
Michael Kors Holdings*	(14,680)	(978)
Publicis Groupe	(18,536)	(1,276)
Ralph Lauren, Cl A	(3,504)	(441)
Tapestry	(27,285)	(1,274)
Target	(9,487)	(722)
VF	(11,840)	(965)
WPP	(66,109)	(1,041)
		(15,765)
Consumer Staples – (14.2)%
Church & Dwight	(19,374)	(1,030)
Clorox	(7,626)	(1,031)
Coca-Cola	(32,619)	(1,431)
Colgate-Palmolive	(14,335)	(929)
General Mills	(16,136)	(714)
JM Smucker	(9,444)	(1,015)
Kellogg	(19,026)	(1,329)
Kimberly-Clark	(8,838)	(931)
Kroger	(29,205)	(831)
National Beverage*	(2,298)	(246)
PepsiCo	(11,559)	(1,258)
Procter & Gamble	(13,512)	(1,055)
Spectrum Brands Holdings	(12,267)	(1,001)
Walmart	(16,649)	(1,426)
		(14,227)
Health Care – (1.2)%
Cerner*	(12,571)	(752)
HCA Healthcare	(4,759)	(488)
		(1,240)

RiverPark Long/Short Opportunity Fund June 30, 2018 (Unaudited)

Description	Shares	Value (000)
Industrials – (5.3)%
American Airlines Group	(23,040)	$(875)
Cimpress*	(5,762)	(835)
Delta Air Lines	(18,335)	(908)
Nielsen Holdings	(30,976)	(958)
Stericycle*	(11,552)	(754)
United Continental Holdings*	(13,816)	(964)
		(5,294)
Information Technology – (6.9)%
CommScope Holding*	(32,789)	(958)
Corning	(28,674)	(789)
Flex*	(113,816)	(1,606)
International Business Machines	(11,496)	(1,606)
Western Union	(68,093)	(1,384)
Zillow Group, Cl A*	(9,175)	(548)
		(6,891)
Real Estate – (4.3)%
Iron Mountain REIT	(52,865)	(1,851)
Simon Property Group REIT	(8,725)	(1,485)
SL Green Realty REIT	(10,263)	(1,031)
		(4,367)
Telecommunication Services – (5.2)%
AT&T	(41,261)	(1,325)
CenturyLink	(55,719)	(1,039)
Cogent Communications Holdings	(25,385)	(1,355)
Verizon Communications	(29,230)	(1,471)
		(5,190)
Total Common Stock
(Proceeds $50,621) (000)		(52,974)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $50,621) (000)		$(52,974)

Purchased Options (d) — 0.3%

Total Purchased Options
(Cost $293) (000)		$268

The following is a list of the inputs used as of June 30, 2018 in valuing the Fund’s investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$95,211	$—	$—	$95,211
Total Investments in Securities	$95,211	$—	$—	$95,211

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Common Stock	$(52,974)	$—	$—	$(52,974)
Total Securities Sold Short, Not Yet Purchased	$(52,974)	$—	$—	$(52,974)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$268	$—	$—	$268
Total Return Swaps‡	—	—	—	—
Total Other Financial Instruments	$268	$—	$—	$268

‡ Total return swaps are valued at the unrealized appreciation (depreciation) on the instrument. The total return swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of June 30, 2018. The swaps are considered Level 2.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

RiverPark Long/Short Opportunity Fund June 30, 2018 (Unaudited)

A list of the open option contracts held by the Fund at June 30, 2018, is as follows:

Description	Number of Contracts	Notional Amount ($ Thousands)	Exercise Price	Expiration Date	Value ($ Thousands)
PURCHASED OPTIONS — 0.3%
Put Options
Las Vegas Sands*	254	$1,940	$65.00	01/18/19	$53
Call Options
Alliance Data Systems*	150	3,498	300.00	01/18/19	29
Alliance Data Systems*	150	3,498	250.00	01/18/19	186
		6,996			215
Total Purchased Options
(Cost $293) ($ Thousands)		$8,936			$268

A list of open swap agreements held by the Fund at June 30, 2018 was as follows:

Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount (000)	Value (000)	Net Unrealized Appreciation (Depreciation) (000)
Goldman Sachs	American Tower	USD-LIBOR-BBA 1 Month - 0.45%	Total Return	Monthly	10/12/2018	$1,190	$1,240	$–
Goldman Sachs	Cabot Oil & Gas	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	04/25/2019	1,597	1,663	–
Goldman Sachs	Carmax	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	04/25/2019	730	772	–
Goldman Sachs	Pacira Pharmaceuticals	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	12/28/2018	24	22	–
Goldman Sachs	Salesforce.com	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	04/29/2019	1,068	1,126	–
Goldman Sachs	Salesforce.com	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	04/29/2019	274	289	–
Goldman Sachs	UnitedHealth	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	04/29/2019	943	958	–
Goldman Sachs	Visa	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	02/12/2019	84	85	–
Goldman Sachs	Visa	USD-LIBOR-BBA 1 Month - 0.45%	Total Return	Monthly	06/05/2019	1,143	1,157	–
Goldman Sachs	Walt Disney	USD-LIBOR-BBA 1 Month - 0.50%	Total Return	Monthly	09/20/2018	1,421	1,497	–
								$–

Percentages are based on Net Assets of $100,306 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^	Traded in Canadian Dollar.
(a)	Underlying security for a total return swap.
(b)	All or a portion of this security has been committed as collateral for open short positions.
(c)	Security considered Master Limited Partnership. At June 30, 2018, these securities amounted to $4,653 (000) or 4.6% of Net Assets.
(d)	Refer to table below for details on Options Contracts.

ADR — American Depositary Receipt
Cl — Class
BBA — British Bankers Association
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
REIT — Real Estate Investment Trust
USD — United States Dollar
Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1600

RiverPark Strategic Income Fund June 30, 2018 (Unaudited)

Description		Face Amount (000)†	Value (000)
Schedule of Investments
Corporate Obligations — 55.5%
Consumer Discretionary – 18.9%
American Axle & Manufacturing
6.500%, 04/01/27		926	$915
Brunswick
4.625%, 05/15/21 (a)		7,016	7,018
Carrols Restaurant Group
8.000%, 05/01/22		5,170	5,403
Comcast
3.300%, 02/01/27 (e)		314	296
3.000%, 02/01/24 (e)		157	150
Dollar Tree
3.055%, VAR ICE LIBOR USD 3 Month+0.700%, 04/17/20		8,247	8,265
Ford Motor Credit
3.116%, VAR ICE LIBOR USD 3 Month+0.790%, 06/12/20		13,278	13,347
Georg Jensen
6.000%, VAR EURIBOR EUR 3 Month+6.000%, 05/15/23	EUR	1,000	1,168
Lee Enterprises
9.500%, 03/15/22 (a)		6,192	6,494
McClatchy
9.000%, 07/15/26 (a)		2,393	2,327
Michaels Stores
5.875%, 12/15/20 (a)		8,759	8,836
Netflix
4.875%, 04/15/28 (a)		525	501
Nexteer Automotive Group
5.875%, 11/15/21 (a)		2,835	2,941
Postmedia Network
8.250%, 07/15/21 (a)	CAD	1,334	1,005
Rivers Pittsburgh Borrower
6.125%, 08/15/21 (a)		2,925	2,903
Salem Media Group
6.750%, 06/01/24 (a)		821	749
Sirius XM Radio
5.000%, 08/01/27 (a)		2,362	2,223
SiTV
10.375%, 07/01/19 (a)		1,856	1,114
Tapestry
4.250%, 04/01/25 (e)		5,614	5,555
4.125%, 07/15/27 (e)		638	609
3.000%, 07/15/22 (e)		638	618
TEGNA
5.125%, 10/15/19		2,290	2,293
TI Group Automotive Systems
8.750%, 07/15/23 (a)		7,879	8,239
Viacom
4.375%, 03/15/43		4,000	3,368
Walt Disney
2.950%, 06/15/27 (e)		319	303
			86,640
Consumer Staples – 1.5%
Cott Holdings
5.500%, 04/01/25 (a)		4,863	4,741
Fresh Market
9.750%, 05/01/23 (a)		2,954	1,898
			6,639
Energy – 2.5%
Golar LNG Partners
6.729%, VAR ICE LIBOR USD 3 Month+4.400%, 05/22/20		4,000	3,950
Jones Energy Holdings
9.250%, 03/15/23		2,856	1,785
9.250%, 03/15/23 (a)		892	894
McDermott Technology Americas
10.625%, 05/01/24 (a)		2,487	2,599
Sanjel
7.500%, 06/19/19 (a) (b)		2,700	—
Ship Finance International
5.750%, 10/15/21		2,125	2,191
			11,419
Financials – 0.7%
Bulk Industrier
7.520%, VAR NIBOR 3 Month+6.500%, 05/26/21	NOK	14,000	1,728
Moody's
3.250%, 06/07/21		300	300
Toll Road Investors Partnership
6.402%, 02/15/45 (a) (c)		3,515	872
Vostok New Ventures
6.150%, 06/14/22	SEK	4,000	451
			3,351
Health Care – 0.6%
Abbott Laboratories
2.350%, 11/22/19		683	679
Bayer US Finance II
2.965%, VAR ICE LIBOR USD 3 Month+0.630%, 06/25/21 (a)		300	301
Hadrian Merger Sub
8.500%, 05/01/26 (a)		1,711	1,668
			2,648
Industrials – 17.0%
America West Airlines Pass-Through Trust, Ser 2000-1
8.057%, 07/02/20		261	284
Borealis Finance
7.500%, 11/16/22 (a)		5,274	5,228
7.500%, 11/16/22 (a)		675	669
Chembulk Holding
8.000%, 02/02/23 (a)		4,700	4,735
Continental Airlines Pass-Through Trust, Ser 2000-2, Cl A1
7.707%, 04/02/21		640	685

RiverPark Strategic Income Fund June 30, 2018 (Unaudited)

Description	Face Amount (000)	Value (000)
Continental Airlines Pass-Through Trust, Ser 1999-2, Cl C2
6.236%, 03/15/20	$160	$163
Continental Airlines Pass-Through Trust, Ser 2007-1, Cl A
5.983%, 04/19/22	682	723
Eagle Bulk Shipco
8.250%, 11/28/22	2,000	2,040
Euronav Luxembourg
7.500%, 05/31/22 (a)	1,800	1,824
FXI Holdings
7.875%, 11/01/24 (a)	2,839	2,782
HC2 Holdings
11.000%, 12/01/19 (a)	15,553	15,864
Macquarie Infrastructure
2.000%, 10/01/23	3,596	3,198
MAI Holdings
9.500%, 06/01/23	2,023	2,091
MPC Container Ships Invest BV
7.082%, VAR ICE LIBOR USD 3 Month+4.750%, 09/22/22	4,700	4,818
Mueller Industries
6.000%, 03/01/27	18,398	18,122
Stolt-Nielsen
6.375%, 09/21/22	6,700	6,482
Triumph Group
7.750%, 08/15/25	1,243	1,234
Welbilt
9.500%, 02/15/24	1,663	1,840
Xerium Technologies
9.500%, 08/15/21	4,645	4,906
		77,688
Information Technology – 4.4%
Activision Blizzard
6.125%, 09/15/23 (a)	10,048	10,412
Apple
2.869%, VAR ICE LIBOR USD 3 Month+0.500%, 02/09/22 (e)	627	635
DXC Technology
3.250%, VAR ICE LIBOR USD 3 Month+0.950%, 03/01/21	2,908	2,909
j2 Cloud Services
6.000%, 07/15/25 (a)	638	649
Trimble
4.750%, 12/01/24	1,809	1,850
4.150%, 06/15/23	3,619	3,611
		20,066
Materials – 5.0%
A Schulman
6.875%, 06/01/23	8,397	8,873
Ferroglobe
9.375%, 03/01/22 (a)	3,167	3,286

Description		Face Amount (000)†	Value (000)
Hexion
10.375%, 02/01/22 (a)		4,230	$4,167
10.000%, 04/15/20		1,887	1,878
INVISTA Finance
4.250%, 10/15/19 (a)		2,726	2,736
NOVA Chemicals
5.250%, 06/01/27 (a)		2,127	1,987
			22,927
Real Estate – 1.0%
Avison Young Canada
9.500%, 12/15/21 (a)		1,946	1,990
Crescent Communities
8.875%, 10/15/21 (a)		2,027	2,149
Samhallsbyggnadsbolaget i Norden
3.900%, VAR STIBOR SEK 3 Month+3.900%, 01/29/21	SEK	4,000	449
			4,588
Telecommunication Services – 2.2%
Inmarsat Finance
6.500%, 10/01/24 (a)		2,211	2,222
Sprint
7.250%, 09/15/21		6,478	6,753
Verizon Communications
3.443%, VAR ICE LIBOR USD 3 Month+1.100%, 05/15/25		1,206	1,206
			10,181
Utilities – 1.7%
Vistra Energy
7.375%, 11/01/22		7,350	7,699

Total Corporate Obligations
(Cost $259,122) (000)			253,846

Commercial Paper (c) — 21.1%
AT&T
3.091%, 05/28/19		9,047	8,794
2.407%, 07/20/18		8,910	8,898
Bemis
2.352%, 07/05/18		7,632	7,629
Boston Scientific
2.404%, 07/12/18		9,342	9,334
CBS
2.356%, 08/02/18		13,669	13,638
Constellation Brands
2.456%, 07/23/18		5,360	5,351
General Motors Finance
2.505%, 07/26/18		7,476	7,462
2.402%, 07/06/18		8,187	8,183
Marriott International
2.416%, 07/23/18		13,490	13,469

RiverPark Strategic Income Fund June 30, 2018 (Unaudited)

Description	Face Amount (000)/ Shares	Value (000)
Rogers Communications
2.328%, 07/26/18	$13,566	$13,542

Total Commercial Paper
(Cost $96,316) (000)		96,300

Common Stock — 1.2%
Appvion	137,125	2,671
RA Parent	66	2,608

Total Common Stock
(Cost $6,407) (000)		5,279

Convertible Bond — 0.1%
Scorpio Tankers
2.375%, 07/01/19 (a)	508	495

Total Convertible Bond
(Cost $474) (000)		495

Bank Loan Obligations — 16.9%
Appvion
8.090%, 12/31/49 (d)	1,726	1,726
BI-LO
9.480%, 05/15/24 (d)	7,738	7,443
Crestwood Holdings
9.550%, 02/28/23 (d)	7,956	7,916
Dell International
4.100%, VAR LIBOR USD 1 Month+2.000%, 09/07/23	6,124	6,089
3.850%, VAR LIBOR USD 1 Month+1.750%, 09/07/21	5,489	5,463
Eastman Kodak
8.347%, VAR LIBOR USD 1 Month+6.250%, 09/03/19	5,418	5,018
Envigo Holdings
10.840%, VAR LIBOR USD 1 Month+8.500%, 10/31/21	3,688	3,688
Fram Group Holdings
8.844%, VAR LIBOR USD 1 Month+6.750%, 12/23/21	3,111	3,135
Internap
7.800%, VAR LIBOR USD 1 Month+5.750%, 04/06/22	6,494	6,527
Kingpin Holdings
6.350%, VAR LIBOR USD 1 Month+4.250%, 07/03/24	1,262	1,259
Lee Enterprises
12.000%, 12/15/22	2,691	2,744
8.344%, VAR LIBOR USD 1 Month+6.250%, 03/31/19	151	151
LSC Communications
7.380%, VAR LIBOR USD 1 Month+5.500%, 09/30/22	4,088	4,086

Description	Face Amount (000)	Value (000)
McDermott International
7.094%, VAR LIBOR USD 1 Month+5.000%, 05/12/25	$4,471	$4,488
Prince Minerals
10.052%, 03/29/26	1,300	1,292
Real Alloy Holding
10.000%, 12/31/49	1,478	1,478
Reddy Ice
7.875%, VAR LIBOR USD 1 Month+5.500%, 04/01/19	5,389	5,351
Tacala
5.233%, VAR LIBOR USD 1 Month+3.250%, 01/26/25	873	868
Travel Leaders Group
7.001%, VAR LIBOR USD 1 Month+4.500%, 01/25/24	309	310
Young Innovations
6.336%, VAR LIBOR USD 1 Month+4.000%, 11/06/24	1,708	1,708
6.334%, VAR LIBOR USD 1 Month+4.000%, 11/06/24	6,798	6,798

Total Bank Loan Obligations
(Cost $77,598) (000)		77,538

Total Investments — 94.8%
(Cost $439,917) (000)		$433,458

Schedule of Securities Sold Short, Not Yet Purchased
Corporate Obligations — (4.7)%
Consumer Discretionary – (0.9)%
Harley-Davidson
3.500%, 07/28/25	(1,000)	$(972)
L Brands
5.625%, 10/15/23	(2,000)	(2,047)
Target
3.500%, 07/01/24	(1,000)	(1,005)
		(4,024)
Consumer Staples – (1.1)%
Conagra Brands
7.125%, 10/01/26	(1,000)	(1,179)
Kraft Heinz Foods
3.000%, 06/01/26	(2,000)	(1,804)
Molson Coors Brewing
5.000%, 05/01/42	(1,000)	(1,018)
Reckitt Benckiser Treasury Services
3.000%, 06/26/27 (a)	(1,000)	(931)
		(4,932)
Financials – (0.5)%
Barclays
5.200%, 05/12/26	(2,000)	(1,969)
Industrials – (1.4)%
Covanta Holding
5.875%, 03/01/24	(2,000)	(1,975)

RiverPark Strategic Income Fund June 30, 2018 (Unaudited)

Description	Face Amount (000)/ Shares	Value (000)
General Electric
6.750%, 03/15/32	$(2,000)	$(2,448)
Trinity Industries
4.550%, 10/01/24	(1,000)	(964)
WW Grainger
4.600%, 06/15/45	(1,000)	(1,032)
		(6,419)
Information Technology – (0.2)%
Lam Research
3.800%, 03/15/25	(1,000)	(998)
Real Estate – (0.2)%
DDR
4.700%, 06/01/27 ‡	(1,000)	(1,009)
Telecommunication Services – (0.4)%
AT&T
4.250%, 03/01/27	(2,000)	(1,961)
Total Corporate Obligations
(Proceeds $21,887) (000)		(21,312)

Exchange-Traded Fund — (0.9)%
iShares iBoxx $ High Yield Corporate Bond ETF	(50,000)	(4,254)
Total Exchange-Traded Fund
(Proceeds $4,373) (000)		(4,254)

U.S. Treasury Obligations — (0.8)%
U.S. Treasury Bond
2.750%, 11/15/47	(2,000)	(1,909)
U.S. Treasury Note
2.250%, 11/15/27	(2,000)	(1,901)

Total U.S. Treasury Obligations
(Proceeds $3,884) (000)		(3,810)

Total Securities Sold Short, Not Yet Purchased
(Proceeds $30,144) (000)		$(29,376)

A list of the open forward foreign currency contracts held by the Fund at June 30, 2018 is as follows:

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive (000)		Unrealized Appreciation (Depreciation) (000)
Brown Brothers Harriman	07/05/18	CAD	1,319	USD	1,015	$11
Brown Brothers Harriman	07/05/18	EUR	1,004	USD	1,175	2
Brown Brothers Harriman	07/05/18	NOK	14,006	USD	1,742	22
Brown Brothers Harriman	07/05/18	SEK	8,041	USD	927	29
						$64

The following is a list of the inputs used as of June 30, 2018 in valuing the Fund’s investments, securities sold short, not yet purchased, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$253,846	$—	$253,846
Commercial Paper	—	96,300	—	96,300
Common Stock	5,279	—	—	5,279
Convertible Bond	—	495	—	495
Bank Loan Obligations	—	77,538	—	77,538
Total Investments in Securities	$5,279	$428,179	$—	$433,458

Securities Sold Short, Not Yet Purchased	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$(21,312)	$—	$(21,312)
Exchange-Traded Fund	(4,254)	—	—	(4,254)
U.S. Treasury Obligations	—	(3,810)	—	(3,810)
Total Securities Sold Short, Not Yet Purchased	$(4,254)	$(25,122)	$—	$(29,376)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards**
Unrealized Appreciation	$—	$64	$—	$64
Total Other Financial Instruments	$—	$64	$—	$64

** Forward contracts are valued at the unrealized appreciation on the instrument.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $457,418 (000).
†	In U.S. dollars unless otherwise indicated.
‡	Real Estate Investment Trust
(a)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b)	Security in default on interest payments.
(c)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

RiverPark Strategic Income Fund June 30, 2018 (Unaudited)

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	All or a portion of this security has been committed as collateral for open short positions.

CAD — Canadian Dollar
Cl — Class
ETF — Exchange-Traded Fund
EUR — Euro
EURIBOR — Euro London Interbank Offered Rate
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
NIBOR — Norwegian Interbank Offered Rate
NOK — Norwegian Krone
SEK — Swedish Krona
Ser — Series
STIBOR — Stockholm Interbank Offered Rate
USD — United States Dollar
VAR — Variable Rate

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1600

RiverPark Focused Value Fund June 30, 2018 (Unaudited)

Description	Shares	Value (000)
Schedule of Investments
Common Stock — 51.9%**
Consumer Discretionary – 9.5%
CarMax *	14,500	$1,057
Lear	4,500	836
Liberty Global, Cl C *	36,600	974
LKQ *	22,500	718
Qurate Retail *	33,900	719
		4,304
Energy – 6.0%
Magellan Midstream Partners LP (a)	12,300	850
Marathon Petroleum	26,800	1,880
		2,730
Financials – 4.8%
Ally Financial	42,500	1,116
The Blackstone Group LP (a)	33,400	1,075
		2,191
Health Care – 7.5%
Allergan	6,100	1,017
Anthem	3,300	786
Cigna	4,100	697
Express Scripts Holding *	11,300	872
		3,372
Industrials – 5.7%
AerCap Holdings *	21,400	1,159
Macquarie Infrastructure	33,300	1,405
		2,564
Information Technology – 7.2%
Alliance Data Systems	5,700	1,329
Broadcom	2,100	510
Western Digital	18,500	1,432
		3,271
Materials – 4.4%
CF Industries Holdings	23,200	1,030
LyondellBasell Industries, Cl A	8,700	956
		1,986
Real Estate – 4.1%
American Tower REIT, Cl A	4,200	605
Colony Capital REIT	101,700	635
Realogy Holdings	26,900	613
		1,853
Utilities – 2.7%
Vistra Energy *	50,700	1,199

Total Common Stock
(Cost $21,067) (000)		23,470

Total Investments — 51.9%
(Cost $21,067) (000)		$23,470

As of June 30, 2018, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended June 30, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

Percentages are based on Net Assets of $45,204 (000).
*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
(a)	Security considered Master Limited Partnership. At June 30, 2018, these securities amounted to $1,925 (000) or 4.3% of Net Assets.

Cl — Class
LP — Limited Partnership
REIT — Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

RPF-QH-001-1600

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverPark Funds Trust

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Morty Schaja
Morty Schaja
President

Date: August 27, 2018

By (Signature and Title)*	/s/ Stephen P. Connors
Stephen P. Connors
Chief Financial Officer and Treasurer

Date: August 27, 2018

*	Print the name and title of each signing officer under his or her signature.